Other intangible assets (Details 1) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₨ 27,246		₨ 35,648
Ending balance	30,849	$ 375	27,246
In-process research and development assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	138		6,113
Add: Additions during the year	395		153
Less: Disposals/De-recognitions	0		(1,879)
Less: Impairments during the year	0		(4,435)
Effect of changes in exchange rates	16		186
Ending balance	₨ 549		₨ 138